iShares
®
U.S. Healthcare Providers ETF
Schedule of Investments
(unaudited)
June 30, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
.
Security Shares Value
a
Common Stocks
Health Care Facilities  —  15 .0%
Acadia Healthcare Co., Inc.
(a) (b)
................. 192,497 $ 15,330,461
Brookdale Senior Living, Inc.
(a) (b)
................ 393,241 1,659,477
Cano Health, Inc. , Class A
(a)
................... 437,077 607,537
Community Health Systems, Inc.
(a) (b)
............. 266,934 1,174,510
Encompass Health Corp. .................... 209,649 14,195,334
Ensign Group, Inc. (The)
(b)
.................... 117,096 11,177,984
HCA Healthcare, Inc. ....................... 165,980 50,371,610
National HealthCare Corp. .................... 28,168 1,741,346
Pennant Group, Inc. (The)
(a)
................... 59,461 730,181
Select Medical Holdings Corp. ................. 218,134 6,949,749
Surgery Partners, Inc.
(a) (b)
.................... 145,579 6,549,599
Tenet Healthcare Corp.
(a)
..................... 213,203 17,350,460
U.S. Physical Therapy, Inc. ................... 30,776 3,735,899
Universal Health Services, Inc. , Class B
(b)
......... 131,620 20,765,687
152,339,834
a
Health Care Services  —  32 .3%
23andMe Holding Co. , Class A
(a) (b)
.............. 603,286 1,055,751
Accolade, Inc.
(a) (b)
.......................... 134,326 1,809,371
Addus HomeCare Corp.
(a)
.................... 33,856 3,138,451
Agiliti, Inc.
(a) (b)
............................ 70,605 1,164,983
agilon health, Inc.
(a) (b)
....................... 610,226 10,581,319
Amedisys, Inc.
(a)
.......................... 68,191 6,235,385
Apollo Medical Holdings, Inc.
(a) (b)
................ 84,164 2,659,582
Castle Biosciences, Inc.
(a)
.................... 52,564 721,178
Chemed Corp. ............................ 31,415 17,016,563
Cigna Group (The) ......................... 173,424 48,662,774
CorVel Corp.
(a)
............................ 19,000 3,676,500
CVS Health Corp. ......................... 1,230,243 85,046,699
DaVita, Inc.
(a)
............................. 115,720 11,626,388
DocGo, Inc.
(a) (b)
........................... 173,792 1,628,431
Fulgent Genetics, Inc.
(a) (b)
.................... 41,560 1,538,967
Guardant Health, Inc.
(a) (b)
..................... 241,094 8,631,165
Hims & Hers Health, Inc. , Class A
(a) (b)
............ 256,090 2,407,246
Invitae Corp.
(a) (b)
........................... 511,959 578,514
Laboratory Corp. of America Holdings ............ 185,312 44,721,345
LifeStance Health Group, Inc.
(a)
................ 196,797 1,796,757
ModivCare, Inc.
(a)
.......................... 26,640 1,204,394
NeoGenomics, Inc.
(a)
....................... 266,553 4,283,507
OPKO Health, Inc.
(a) (b)
....................... 855,592 1,856,635
Option Care Health, Inc.
(a)
.................... 345,908 11,238,551
Pediatrix Medical Group, Inc.
(a)
................. 172,504 2,451,282
Premier, Inc. , Class A ....................... 248,793 6,881,614
Privia Health Group, Inc.
(a) (b)
................... 196,125 5,120,824
Quest Diagnostics, Inc. ...................... 234,274 32,929,553
R1 RCM, Inc.
(a) (b)
.......................... 288,343 5,319,928
Security Shares Value
a
Health Care Services (continued)
RadNet, Inc.
(a)
............................ 119,883 $ 3,910,583
329,894,240
a
Health Care Technology  —  3 .6%
American Well Corp. , Class A
(a) (b)
............... 518,863 1,089,612
Certara, Inc.
(a) (b)
........................... 220,402 4,013,520
Definitive Healthcare Corp. , Class A
(a) (b)
........... 82,900 911,900
Doximity, Inc. , Class A
(a) (b)
.................... 248,326 8,448,051
GoodRx Holdings, Inc. , Class A
(a) (b)
.............. 158,392 874,324
Health Catalyst, Inc.
(a) (b)
...................... 117,546 1,469,325
HealthStream, Inc. ......................... 50,645 1,243,841
Phreesia, Inc.
(a)
........................... 111,556 3,459,352
Schrodinger, Inc.
(a) (b)
........................ 112,269 5,604,468
Sharecare, Inc. , Class A
(a) (b)
................... 674,194 1,179,840
Teladoc Health, Inc.
(a) (b)
...................... 342,363 8,668,631
36,962,864
a
Managed Health Care  —  49 .0%
Alignment Healthcare, Inc.
(a)
.................. 173,063 995,112
Centene Corp.
(a) (b)
......................... 670,714 45,239,659
Clover Health Investments Corp. , Class A
(a) (b)
....... 702,064 629,822
Elevance Health, Inc. ....................... 302,230 134,277,767
HealthEquity, Inc.
(a)
......................... 178,765 11,287,222
Humana, Inc. ............................ 89,958 40,222,921
Molina Healthcare, Inc.
(a)
..................... 121,938 36,732,603
Progyny, Inc.
(a) (b)
.......................... 160,029 6,295,541
UnitedHealth Group, Inc. ..................... 470,834 226,301,654
501,982,301
a
Total Long-Term  Investments — 99.9%
(Cost: $ 1,157,425,889 ) ............................... 1,021,179,239
a
Short-Term Securities
Money Market Funds  —  4 .2%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.31%
(c) (d) (e)
............................ 41,652,037 41,660,368
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.09%
(c) (d)
............................. 1,541,241 1,541,241
a
Total Short-Term Securities — 4.2%
(Cost: $ 43,175,276 ) ................................. 43,201,609
Total Investments — 104.1%
(Cost: $ 1,200,601,165 ) ............................... 1,064,380,848
Liabilities in Excess of Other Assets — ( 4 .1 ) % ............... (41,763,323)
Net Assets — 100.0% ................................. $ 1,022,617,525
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
U.S. Healthcare Providers ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
  Shares Held
at 06/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 62,466,913  $ —  $ (20,802,969)
(a)
$ 4,996  $ (8,572) $ 41,660,368  41,652,037  $ 47,981
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 1,177,913  363,328
(a)
—  —  —  1,541,241  1,541,241  11,796  —
$ 4,996  $ (8,572)
$ 43,201,609
$ 59,777  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 9 09/15/23 $ 1,219 $ 8,426

iShares
®
U.S. Healthcare Providers ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2023
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,021,179,239  $ —  $ —  $ 1,021,179,239
Short-Term Securities
Money Market Funds ...................................... 43,201,609  —  —  43,201,609
$ 1,064,380,848  $ —  $ —  $ 1,064,380,848
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 8,426  $ —  $ —  $ 8,426
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)